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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Windward Investment Management, Inc.
Address:         60 State Street
                 Suite 3600
                 Boston, MA 02109
13F File Number: 28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Denise Kampf
Title:       Director of Ops & Client Service
Phone:       617-241-2207
Signature,   Place,                           and Date of Signing:
DENISE KAMPF BOSTON, MA                       February 13, 2008

Report Type (Check only one.):

    [X]13F HOLDINGS REPORT.

    [_]13F NOTICE.

    [_]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: 1786228
List of Other Included Managers:        NONE

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                          Form 13F Information Table

Column 1                               Column 2     Column 3  Column 4     Column 5       Column 6  Column 7     Column 8
--------                            --------------  --------- -------- ----------------- ---------- -------- -----------------
                                                                        SHRS                                 Voting Authority
                                                               Value   or PRN SH / PUT / Investment  Other   -----------------
Name of Issuer                      Title of Class   CUSIP    (x$1000)  Amt   PRN  CALL  Discretion Managers  Sole  Shared Non
--------------                      --------------  --------- -------- ------ ---- ----- ---------- -------- ------ ------ ---
Analog Devices Inc                  COM             032654105    285     8975  SH           Sole               8975
Advanced Magnetics Inc.             COM             00753P103   1022    17000  SH           Sole              17000
American Express Co                 COM             025816109    507     9750  SH           Sole               9750
Bank of America Corporation         COM             060505AT1    285     6897  SH           Sole               6897
Citigroup Inc                       COM             172967101    545    18512  SH           Sole              18512
Cisco Sys Inc                       COM             17275R102    247     9565  SH           Sole               9565
Cintas Corp                         COM             172908105    451    13422  SH           Sole              13422
Currency Shares Euro Tr             EURO SHS        23130C108  58880   402184  SH           Sole             402184
CurrencyShs Japanese Yen Tr         JAPANESE YEN    23130A102  34552   385628  SH           Sole             385628
Disney Walt Co                      COM DISNEY      254687106    446    13808  SH           Sole              13808
Spdr Series Trust                   DJWS REIT ETF   78464A607   2584    37294  SH           Sole              37294
E M C CORP MASS                     COM             268648102    496    27540  SH           Sole              27540
Emerson Elec Co                     COM             291011104   1099    19400  SH           Sole              19400
Evergreen Solar Inc                 COM             30033R108    262    15155  SH           Sole              15155
Eaton Vance Corp                    COM NON VTG     278265103   1090    24000  SH           Sole              24000
General Electric Co                 COM             369604103   1918    51989  SH           Sole              51989
General Mls Inc                     COM             370334104    308     5400  SH           Sole               5400
Home Depot Inc                      COM             437076102    346    12848  SH           Sole              12848
Hienz H J Co                        COM             423074103    245     5250  SH           Sole               5250
International Business Machs        COM             459200101    384     3553  SH           Sole               3553
Ishares Tr                          S&P SMLCAP 600  464287804    342     5250  SH           Sole               5250
Inverness Medical Innovations In    COM             46126P106   1742    31015  SH           Sole              31015
Intel Corp                          COM             458140100   1327    49767  SH           Sole              49767
Ishares Tr                          DJ US REAL EST  464287739  14052   213877  SH           Sole             213877
Johnson & Johnson                   COM             478160104    630     9439  SH           Sole               9439
Coca Cola Co                        COM             191216100    582     9486  SH           Sole               9486
McDonalds Corp                      COM             580135101    232     3943  SH           Sole               3943
Medco Health Solutions Inc          COM             58405U102    512     5045  SH           Sole               5045

Column 1                               Column 2     Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
--------                            --------------- --------- -------- ------------------ ---------- -------- ------------------
                                                                                                               Voting Authority
                                                               Value   SHRS or SH / PUT / Investment  Other   ------------------
Name of Issuer                      Title of Class   CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers  Sole   Shared Non
--------------                      --------------- --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Merck & Co Inc                      COM             589331107    2473    42779  SH           Sole               42779
Microsoft Corp                      COM             594918104    1663    46704  SH           Sole               46704
NMS Communications Corp             COM             629248105      41    25000  SH           Sole               25000
Pepsico Inc                         COM             713448108     849    11190  SH           Sole               11190
Procter & Gamble Co                 COM             742718109    1666    22923  SH           Sole               22923
Proshares Tr                        ULTRA XIN CH25  74347R321     333     4327                                   4327
Powershares QQQQ Trust              UNIT SER 1      73935A104   87999  1718057  SH           Sole             1718057
Royal Dutch Shell PLC               SPONS ADR A     780259206     413     4900  SH           Sole                4900
Streettracks Index ShsFds           SPDR INTL REAL  78463X863   18288   321129  SH           Sole              321129
Schering Plough Corp                COM             806605101     971    36460  SH           Sole               36460
Sigma Aldrich Corp                  COM             826552101     568    10400  SH           Sole               10400
Sonus Networks Inc                  COM             835916107  192880    33084  SH           Sole               33084
Spdr Tr                             UNIT SER 1      78462F103    3381    23125  SH           Sole               23125
St Jude Med Inc                     COM             790849103     517    12720  SH           Sole               12720
SPDR Series Trust                   LEHMN INTL ETF  78464A516    3678    68359  SH           Sole               68359
State Str Corp                      COM             857477103     920    11325  SH           Sole               11325
Sysco Corp                          COM             871829107    1339    42900  SH           Sole               42900
Vertex Pharmaceuticals              COM             92532F100    1041    44815  SH           Sole               44815
Wal Mart Stores Inc                 COM             931142103    2633    55398  SH           Sole               55398
Exxon Mobil Corp                    COM             30231G102    3718    39680  SH           Sole               39680
Barclays Bk PLC                     EUR/USD EXCH    06739F184   72615  1319317  SH           Sole             1319317
Barclays Bank PLC                   NT USD/JPY 36   06739G851   47005   877938  SH           Sole              877938
Ishares Tr                          LEHMAN SH TREAS 464288679   44798   408737  SH           Sole              408737
Barclays Bk PLC                     DJAIG CMDTY36   06738C778   74699  1328390  SH           Sole             1328390
Ishares Tr                          DJ SEL DIV INX  464287168    4970    77060  SH           Sole               77060
Ishares Tr                          MSCI EMERGE MKT 464287234  122759      817  SH           Sole                 817
Ishares Inc                         MSCI GERMAN     464286806   95758  2701969  SH           Sole             2701969
Ishares Tr                          MSCI EAFE IDX   464287465   78539  1000709  SH           Sole             1000709
Streettracks Gold Tr                GOLD SHS        863307104   84002  1018705  SH           Sole             1018705
Barclays Bk PLC                     IDX GSC 2015    06738C794   85301  1604304  SH           Sole             1604304
Ishares S&P GSCI Commodity I        UNIT BEN INIT   46428R107    8452   160266  SH           Sole              160266
Streettracks Index Shs Fds          S&P INTL SMLCP  78463X871   38846  1127939  SH           Sole             1127939
Ishares Tr                          7-10 YR TRS BD  464287440   80791   928521  SH           Sole              928521

Column 1                               Column 2     Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
--------                            --------------  --------- -------- ------------------ ---------- -------- ------------------
                                                                                                               Voting Authority
                                                               Value   SHRS or SH / PUT / Investment  Other   ------------------
Name of Issuer                      Title of Class   CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers  Sole   Shared Non
--------------                      --------------  --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Ishares Tr                          RUSSELL MCP VL  464287473     219     1552  SH           Sole                1552
Ishares Tr                          1-3 YR TRS BD   464287457   57865   704035  SH           Sole              704035
Ishares Tr                          US TIPS BD FD   464287176   81123   766754  SH           Sole              766754
Ishares Comex Gold Tr               Ishares         464285105     283     3427  SH           Sole                3427
Vanguard Index Tr                   REIT VIPERS     922908553   25663   417925  SH           Sole              417925
Vanguard Index Tr                   STK MKT VIPERS  922908769  286381  1972999  SH           Sole             1972999
Vanguard Intl Equity Index F        EMR MKT VIPERS  922042858   44318   424906  SH           Sole              424906
Wachovia Corp New                   COM             929903102     392    10313  SH           Sole               10313
Wisdomtree Trust                    INTL REAL EST   97717W331     707    14326  SH           Sole               14326